Other Provisions - Provision for Silicosis Settlement - Reconciliation of the Total Provision for Silicosis Settlement (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of other provisions [line items]
Balance at beginning of year- silicosis	R 549	R 820
Payments	(153)	(155)
Balance at end of year - silicosis	255	549
Current portion of silicosis settlement provision	19	180
Non-current portion of silicosis settlement provision	236	369
Provision raised for settlement
Disclosure of other provisions [line items]
Change in estimate	(174)	(183)
Time value of money and inflation component	R 33	R 67